Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel. +1.202.739.3000 Fax: +1.202.739.3001 www.morganlewis.com

Christopher D. Menconi
Partner
+1.202.373.6173
cmenconi@morganlewis.com

August 30, 2017

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Confidential Submission of Perth Mint Physical Gold Trust Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Perth Mint Physical Gold Trust (the “Trust”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) for the Trust pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 for confidential non-public review by the Staff of the U.S. Securities and Exchange Commission prior to the public filing of the Registration Statement.

If you should have any questions, please do not hesitate to contact the undersigned at (202) 373-6173.

Very truly yours,

/s/ Christopher D. Menconi
Christopher D. Menconi

cc:	J. Garrett Stevens, Exchange Traded Concepts, LLC

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